Investment securities and fair value disclosure - Equity securities summary (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Net unrealized gains recognized during the period for equity securities still held as of the end of the period	¥ 598	¥ 11
Net gains recognized during the period from disposals of equity securities during the period	5,120	1	¥ 5,601
Net gains recognized during the period on equity securities	5,718	12	5,601
Net unrealized gains on marketable equity securities recorded in accumulated other comprehensive income		9,403
Aggregate fair values of investment securities in continuous unrealized losses position		7,636
Equity securities accounted for using cost method		59,942	35,404
Upward adjustments	15,474
Impairments and downward adjustments	10,404
Investments in privately held companies recorded using measurement alternative	81,514
Realized gains or losses on disposal of debt investments	0	0	0
Impairment losses on debt investments	¥ 546	6	¥ 173
Retained earnings
Reclassification		8,196
ASU 2016-01 | Adjustment
Equity securities accounted for using cost method		¥ (59,942)		¥ (59,942)
Investment securities				59,942
ASU 2016-01 | Adjustment | Accumulated other comprehensive income (loss)
Reclassification				(8,196)
ASU 2016-01 | Adjustment | Retained earnings
Reclassification				¥ 8,196